Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]	Treasury Stock
Shareholders equity at Dec. 31, 2010	$ 7,523,911	$ 4,440	$ 369,002	$ 3,339,781	$ 3,858,080	$ (194,045)	$ 7,377,258	$ 146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	(280,649)				(280,649)		(280,649)
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	(59,066)							(59,066)
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	8,061,017	4,452	371,649	3,362,633	4,648,585	(485,767)	7,901,552	159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	113,786	10	3,266	110,510			113,786
Shares from exercise of options and related tax effects		7,642,000	2,574,836,000
Compensation expense related to stock options	26,476			26,476			26,476
Dividends paid	(271,733)				(271,733)		(271,733)
Purchase (sale) of noncontrolling interests	59,787			(26,918)			(26,918)	86,705
Cash contributions from noncontrolling interests	(26,428)							(26,428)
Changes in fair value of noncontrolling interests	18,880			18,880			18,880
Comprehensive income (loss)
Net Income	1,232,259				1,186,809		1,186,809	45,450
Other comprehensive income (loss) - net	(6,784)					(6,346)	(6,346)	(438)
Total comprehensive income	1,225,475						1,180,463	45,012
Shareholders equity at Dec. 31, 2012	9,207,260	4,462	374,915	3,491,581	5,563,661	(492,113)	8,942,506	264,754
Shares issued at Dec. 31, 2012		3,973,333	302,739,758
Proceeds from exercise of options and related tax effects	105,554	3	3,031	102,520			105,554
Shares from exercise of options and related tax effects		2,200	2,280,439
Compensation expense related to stock options	13,593			13,593			13,593
Dividends paid	(296,134)				(296,134)		(296,134)
Purchase (sale) of noncontrolling interests	(15,173)			(3,566)			(3,566)	(11,607)
Cash contributions from noncontrolling interests	(32,275)							(32,275)
Changes in fair value of noncontrolling interests	(108,575)			(108,575)			(108,575)
Comprehensive income (loss)
Net Income	1,142,467				1,109,890		1,109,890	32,577
Other comprehensive income (loss) - net	(61,467)					(58,474)	(58,474)	(2,993)
Total comprehensive income	1,081,000						1,051,416	29,584
Proceeds from conversion of preference shares into ordinary shares	34,784	(4,465)	4,465	34,784			34,784
Proceeds From Repurchase Of Equity	(505,014)						(505,014)		(505,014)
Shares converted from preference shares		(3,975,533)	3,975,533
Shares from purchase of treasury stock	(7,548,951)
Shareholders equity at Dec. 31, 2013	$ 9,485,020	$ 0	$ 382,411	$ 3,530,337	$ 6,377,417	$ (550,587)	$ 9,234,564	$ 250,456	$ (505,014)
Shares issued at Dec. 31, 2013		0	308,995,730						(7,548,951)